Net Income Attributable to Host Inc. (Detail) (HOST HOTELS & RESORTS, INC., USD $) In Millions	3 Months Ended								12 Months Ended
	Sep. 10, 2010	Jun. 18, 2010	Mar. 26, 2010	Sep. 11, 2009	Jun. 19, 2009	Mar. 27, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
HOST HOTELS & RESORTS, INC.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from continuing operations, net of tax									$ (126)	$ (192)	$ 364
Discontinued operations, net of tax									(4)	(60)	31
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.	$ (58.0)	$ 18.0	$ (84.0)	$ (55.0)	$ (68.0)	$ (59.0)	$ (6.0)	$ (70.0)	$ (130.0)	$ (252.0)	$ 395.0